Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 115	$ 115
UNITED STATES
Total	115	115
UNITED STATES | Internal Revenue Service [Member]
Total	$ 115	$ 115